American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2020

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 82.0%
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	76,066,849	77,174,684
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	113,859,000	115,641,213
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	221,596,620	227,242,742
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	122,109,260	127,107,989
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	72,713,520	75,802,832
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	204,380,520	215,488,865
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	84,884,430	89,320,470
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	32,393,400	33,877,763
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	23,983,440	25,151,053
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	351,806,000	370,615,484
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	71,864,240	75,372,845
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	50,714,410	54,983,976
TOTAL U.S. TREASURY SECURITIES (Cost $1,435,175,170)		1,487,779,916
CORPORATE BONDS — 5.7%
Banks — 0.8%
Banco Santander SA, 2.75%, 5/28/25	800,000	829,605
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(2)	2,700,000	2,704,708
Nordea Bank Abp, 1.00%, 6/9/23(2)	1,110,000	1,122,914
Royal Bank of Canada, MTN, 1.15%, 6/10/25	3,060,000	3,066,340
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	1,550,000	1,592,409
Svenska Handelsbanken AB, 0.625%, 6/30/23(2)	3,110,000	3,107,775
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	930,000	945,464
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	670,000	692,790
		14,062,005
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26(2)	3,760,000	4,117,780
Capital Markets — 0.1%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	1,410,000	1,429,282
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	650,000	648,830
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 3.00%, 6/30/22	1,886,000	1,970,348
Electric Utilities — 0.2%
Exelon Generation Co. LLC, 3.25%, 6/1/25	3,500,000	3,777,100
Entertainment — 0.2%
Walt Disney Co. (The), 1.75%, 1/13/26	3,850,000	3,966,282
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 2.25%, 1/15/22	5,079,000	5,206,933
Crown Castle International Corp., 1.35%, 7/15/25	1,360,000	1,366,383
Crown Castle International Corp., 2.25%, 1/15/31	500,000	504,762
Equinix, Inc., 1.25%, 7/15/25	1,460,000	1,466,935
Federal Realty Investment Trust, 3.95%, 1/15/24	3,900,000	4,154,837
		12,699,850
Food Products — 0.2%
Mondelez International, Inc., 0.625%, 7/1/22(3)	3,180,000	3,182,242
Gas Utilities — 0.2%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,360,000	3,382,401

Health Care Equipment and Supplies — 0.2%
Stryker Corp., 1.15%, 6/15/25	3,210,000	3,233,510
Health Care Providers and Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,581,929
UnitedHealth Group, Inc., 1.25%, 1/15/26	624,000	636,056
		2,217,985
Hotels, Restaurants and Leisure — 0.1%
Starbucks Corp., 1.30%, 5/7/22	2,150,000	2,180,098
Household Durables — 0.1%
Lennar Corp., 2.95%, 11/29/20	2,350,000	2,361,104
Independent Power and Renewable Electricity Producers — 0.1%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	1,560,000	1,572,659
Insurance — 0.5%
Metropolitan Life Global Funding I, 0.90%, 6/8/23(2)	1,855,000	1,866,908
New York Life Global Funding, 2.90%, 1/17/24(2)	3,300,000	3,543,574
Principal Life Global Funding II, 1.25%, 6/23/25(2)	1,200,000	1,204,523
Protective Life Global Funding, 1.08%, 6/9/23(2)	2,370,000	2,390,072
		9,005,077
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 0.80%, 6/3/25	2,960,000	2,980,451
Media — 0.3%
Discovery Communications LLC, 3.95%, 6/15/25	1,897,000	2,094,633
Time Warner Cable LLC, 4.00%, 9/1/21	3,364,000	3,454,357
		5,548,990
Metals and Mining — 0.2%
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,513,167
Steel Dynamics, Inc., 2.40%, 6/15/25	2,240,000	2,309,706
		3,822,873
Oil, Gas and Consumable Fuels — 0.3%
Chevron Corp., 1.14%, 5/11/23	2,500,000	2,544,133
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,713,162
		5,257,295
Pharmaceuticals — 0.4%
Pfizer, Inc., 0.80%, 5/28/25	4,490,000	4,490,440
Upjohn, Inc., 1.65%, 6/22/25(2)	2,640,000	2,694,518
		7,184,958
Software†
Infor, Inc., 1.45%, 7/15/23(2)	400,000	403,602
Infor, Inc., 1.75%, 7/15/25(2)	500,000	502,683
		906,285
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 0.75%, 5/11/23	3,580,000	3,620,275
Apple, Inc., 1.125%, 5/11/25	560,000	570,670
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	595,000	596,109
NetApp, Inc., 1.875%, 6/22/25	480,000	486,808
		5,273,862
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp., 1.70%, 6/15/22	3,280,000	3,338,110
TOTAL CORPORATE BONDS (Cost $102,594,377)		104,119,377
ASSET-BACKED SECURITIES — 4.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,606,979
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	3,024,960	3,001,236
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	874,096	841,903

Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	366,071	364,998
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	918,573	907,733
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.14%, (1-month LIBOR plus 0.95%), 3/17/37(2)	3,875,000	3,798,516
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.34%, (1-month LIBOR plus 1.15%), 7/17/37(2)	6,600,000	6,522,132
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 1.44%, (1-month LIBOR plus 1.25%), 1/17/38(2)	10,900,000	10,768,409
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,600,000	2,599,910
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)	6,192,722	6,203,739
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	410,923	407,644
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	705,112	695,210
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(2)	6,962,041	7,007,637
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,058,562	7,302,410
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	7,195,402	7,445,939
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 10/17/36(2)	8,250,000	8,557,575
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,400,000	4,480,181
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	766,266	762,074
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	850,549	849,695
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	574,743	574,864
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	1,590,206	1,543,564
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	3,800,000	3,977,797
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,588,023	1,654,240
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	2,389,434	2,539,631
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,091,248	1,080,188
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	2,471,748	2,483,962
TOTAL ASSET-BACKED SECURITIES (Cost $88,263,922)		88,978,166
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	33,397	34,400
Arroyo Mortgage Trust, Series 2020-1, Class A1B SEQ, 2.10%, 3/25/55(2)	3,300,000	3,299,958
Arroyo Mortgage Trust, Series 2020-1, Class A2 SEQ, 2.93%, 3/25/55(2)	2,500,000	2,499,872
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.71%, 2/25/35	302,783	294,639
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.94%, 11/25/34	561,018	536,906
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.84%, (1-year H15T1Y plus 2.25%), 2/25/36	546,051	541,266
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	3,886,703	3,949,056
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.97%, 8/25/34	180,028	170,614
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.58%, 8/25/35	185,868	183,901
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	311,927	323,376
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 2.66%, 10/25/59(2)	3,814,034	3,899,933
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.07%, 8/25/35	243,158	245,820
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.07%, 9/25/35	226,922	225,877
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.99%, 4/25/35	212,222	209,616
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.84%, 6/25/36	332,066	277,600
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	259,052	282,898
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.74%, 2/25/35	96,555	97,020
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.68%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,123,057	2,131,405
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	337,640	339,298
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,065,486	2,112,975
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	2,115,237	2,162,734
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.52%, 7/25/34	674,564	663,134
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	374,537	351,075
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	4,286,074	4,377,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	137,465	134,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.62%, 10/25/36	115,005	103,091
		29,447,985

U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 2/25/24	4,778,752	4,795,108
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.48%, (1-month LIBOR plus 3.30%), 10/25/27	3,350,000	3,429,723
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	1,299,557	1,147,842
FNMA, Series 2014-C02, Class 2M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	1,802,711	1,605,789
FNMA, Series 2014-C04, Class 2M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 11/25/24	1,466,357	1,517,740
FNMA, Series 2016-C03, Class 2M2, VRN, 6.08%, (1-month LIBOR plus 5.90%), 10/25/28	1,215,902	1,273,626
		13,769,828
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,227,403)		43,217,813
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
AIMCO CLO, Series 2018-BA, Class B, VRN, 2.97%, 1/15/32(2)	3,150,000	3,077,227
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,300,000	3,157,720
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(2)	1,775,000	1,718,345
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(2)	1,900,000	1,839,395
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class BS, VRN, 3.01%, (3-month LIBOR plus 1.90%), 4/21/31(2)	3,400,000	3,338,378
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,300,000	3,198,319
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,674,558)		16,329,384
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Tennessee Valley Authority, 0.75%, 5/15/25 (Cost $4,686,557)	4,700,000	4,763,814
TEMPORARY CASH INVESTMENTS — 4.1%
Credit Agricole Corporate and Investment Bank, 0.08%, 7/1/20(2)(4)	74,579,000	74,578,822
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,964	4,964
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,583,964)		74,583,786
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,765,205,951)		1,819,772,256
OTHER ASSETS AND LIABILITIES — (0.3)%		(6,091,552)
TOTAL NET ASSETS — 100.0%		$1,813,680,704

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$33,488,000	$2,740,109	$(2,589,587)	$150,522
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	0.86%	5/19/25	$15,000,000	$578	$246,098	$246,676
CPURNSA	Receive	1.08%	6/4/25	$14,000,000	577	123,876	124,453
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	634	(745,257)	(744,623)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	744	(1,387,630)	(1,386,886)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(746,914)	(746,271)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	(411,064)	(411,674)
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(587)	(839,628)	(840,215)
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(583)	(974,872)	(975,455)
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(565)	(868,923)	(869,488)
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(693)	(1,564,149)	(1,564,842)
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(744)	(1,240,474)	(1,241,218)
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(619)	(675,203)	(675,822)
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(560)	(524,168)	(524,728)
CPURNSA	Receive	1.10%	6/5/25	$10,000,000	553	79,044	79,597
					$(1,232)	$(9,529,264)	$(9,530,496)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$196,659
Bank of America N.A.	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	10,279
						$206,938
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on swap agreements. At the period end, the aggregate value of securities pledged was $15,740,904.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $237,529,123, which represented 13.1% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,487,779,916	—
Corporate Bonds	—	104,119,377	—
Asset-Backed Securities	—	88,978,166	—
Collateralized Mortgage Obligations	—	43,217,813	—
Collateralized Loan Obligations	—	16,329,384	—
U.S. Government Agency Securities	—	4,763,814	—
Temporary Cash Investments	4,964	74,578,822	—
	4,964	1,819,767,292	—
Other Financial Instruments
Swap Agreements	—	808,186	—

Liabilities
Other Financial Instruments
Swap Agreements	—	9,981,222	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.